SCHEDULE I -CONDENSED FINANCIAL INFORMATION OF PARENT - Schedule of Maturities of Long-term Debt (Details) $ in Millions	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
2025	$ 625
2026	75
2027	0
2028	1,100
2029	0
Parent Company
Debt Instrument [Line Items]
2025	0
2026	0
2027	0
2028	500
2029	$ 0